EXPLANATORY NOTE

The sole purpose of this filing is to file the revised Performance Section of the Global Allocation Fund and the Dynamic Allocation Fund and the Principal Risk Section, subsection Low Short-Term Interest of the Prime Money Market Fund, as electronically filed with the SEC pursuant to Rule 497 under the Securities Act of 1933, as amended, on June 4, 2020 . (SEC Accession No. 0001398344-20-011960), in interactive data format.